EMPLOYEE BENEFITS (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Summary of stock option program activity
Exercised (in shares)	(23,400)	(84,456)	(33,397)
Restricted stock awards
Summary of restricted stock award activity
Nonvested at beginning of year (in shares)	365,170	115,078	67,219
Granted (in shares)	42,221	298,727	67,248
Vested (in shares)	(137,861)	(47,877)	(12,996)
Forfeited (in shares)		(758)	(6,393)
Nonvested at end of year (in shares)	269,530	365,170	115,078
Restricted Stock Awards, Weighted Average Grant-Date Fair Value
Nonvested at beginning of year (in dollars per share)	$ 7.13	$ 6.89	$ 6.45
Granted (in dollars per share)	$ 8.72	$ 7.05	$ 7.49
Vested (in dollars per share)	$ 7.27	$ 6.02	$ 7.43
Forfeited (in dollars per share)		$ 6.59	$ 7.43
Nonvested at end of year (in dollars per share)	$ 7.31	$ 7.13	$ 6.89
Restricted stock awards | Performance-based | Executive officers
Summary of restricted stock award activity
Granted (in shares)	15,000	250,000
Restricted stock awards
Number of executive officers to whom awards are granted	1	6
Percentage of shares received required to be held		33.33%
Period from the date of date of vesting during which awards received are required to be held		5 years
Restricted stock awards | Performance-based | Date of the filing of the annual report on Form 10-K for the year ended September 30, 2012 | Executive officers
Restricted stock awards
Percentage of restricted stock which will vest		25.00%
Restricted stock awards | Performance-based | Date of the filing of the annual report on Form 10-K for the year ended September 30, 2013 | Executive officers
Restricted stock awards
Percentage of restricted stock which will vest	33.33%	25.00%
Restricted stock awards | Performance-based | Date of the filing of the annual report on Form 10-K for the year ended September 30, 2014 | Executive officers
Restricted stock awards
Percentage of restricted stock which will vest	66.67%	50.00%
Stock option awards
EMPLOYEE BENEFITS
Expiration period	10 years
Summary of stock option program activity
Outstanding at beginning of year (in shares)	629,936	759,684	849,840
Granted (in shares)	17,500	0	0
Exercised (in shares)	(23,400)	(84,456)	(33,397)
Forfeited (in shares)	(19,450)	(45,292)	(56,759)
Outstanding at end of year (in shares)	604,586	629,936	759,684
Exercisable at end of year (in shares)	586,386	578,387	604,387
Stock Option Program, Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)	$ 11.20	$ 10.56	$ 10.40
Granted (in dollars per share)	$ 8.39
Exercised (in dollars per share)	$ 8.99	$ 5.96	$ 5.81
Forfeited (in dollars per share)	$ 9.53	$ 10.18	$ 10.96
Outstanding at end of year (in dollars per share)	$ 11.26	$ 11.20	$ 10.56
Exercisable at end of year (in dollars per share)	$ 11.35	$ 11.19	$ 10.65
Stock Option Program, Aggregate Intrinsic Value
Outstanding at end of year (in dollars)	$ 512,296
Exercisable at end of year (in dollars)	457,784
Stock Option Program, Weighted Average Remaining Contractual Life
Outstanding at end of year	4 years
Exercisable at end of year	3 years 10 months 24 days
Stock option program
Weighted-average fair value per share of options granted (in dollars per share)	$ 2.12
Cash received from stock options exercised	210,000	503,000	194,000
Total intrinsic value of stock options exercised	$ 17,000	$ 110,000	$ 51,000
Stock option awards | Minimum
EMPLOYEE BENEFITS
Vesting period	3 years
Stock option awards | Maximum
EMPLOYEE BENEFITS
Vesting period	5 years
Stock option awards | Executive officers and directors
Summary of stock option program activity
Exercised (in shares)	(19,000)
Stock-based incentive plans
EMPLOYEE BENEFITS
Reserved but unissued shares that can be awarded in the form of stock options or restricted share awards	563,805